EQUITY - Special Limited Partner Units Held by Brookfield (Details) - shares	Dec. 31, 2023	Mar. 14, 2022
Disclosure of classes of share capital [line items]
Number of shares issued, opening balance (in shares)	72,955,585	0
Number of shares issued, closing balance (in shares)	72,954,450
Special limited partner units held by Brookfield
Disclosure of classes of share capital [line items]
Number of shares issued, opening balance (in shares)	4	4
Number of shares issued, closing balance (in shares)	4